UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number: This Amendment :
[ ] is a restatement [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Pollux Capital
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Address:   Rua Visconde de Piraja, 250 - 7th floor
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           Rio de Janeiro, RJ 22410-000
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           Brazil
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Form 13F File Number: 028-
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sergio Campos
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Title:     Chief Financial Officer / Chief Operating Officer
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Phone:     (55 21) 2227-9000
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Signature, Place, and Date of Signing:
/s/ Sergio Campos,  Rio de Janeiro - RJ /Brazil,  02/12/2010

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Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

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Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:             0
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Form 13F Information Table Entry Total:        16
                                               -------------

Form 13F Information Table Value Total:        $22,935
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                                                (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

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                                            FORM 13F INFORMATION TABLE


         COLUMN 1                 COLUMN 2   COLUMN 3  COLUMN 4    COLUMN 5     COLUMN 6             COLUMN 7   COLUMN8

                                                          VALUE    SHRS OR      SH/ PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP     (x$1000)   PRN AMT      PRN CALL DISCRETION  MANAGERS   SOLE    SHARED NONE
----------------------------- -------------- --------- ----------- -----------  -------- ----------- ---------- ------- ------ ----
CSX CORPORATION                COM           126408103    1,329       27,400    SH       SOLE                    27,400   0     0


ACTIVISION BLIZZARD INC        COM           00507V109      476       42,800    SH       SOLE                    42,800   0     0


ALTRIA GROUP, INC.             COM           02209S103      995       50,700    SH       SOLE                    50,700   0     0


BANK OF AMERICA CORP           COM           060505104      191       12,700    SH       SOLE                    12,700   0     0


ANHEUSER BUSCH INBEV SA/NV     SPONSORED ADR 03524A108    1,285       24,700    SH       SOLE                    24,700   0     0


CAPITAL ONE FINANCIAL CORP     COM           14040H105      230        6,000    SH       SOLE                     6,000   0     0


CVS CAREMARK CORPORATION       COM           126650100    3,501      108,700    SH       SOLE                   108,700   0     0


HEWLETT-PACKARD CO.            COM           428236103    1,705       33,100    SH       SOLE                    33,100   0     0


IRON MOUNTAIN INC              COM           462846106      956       42,000    SH       SOLE                    42,000   0     0


JPMORGAN CHASE & CO            COM           46625H100      204        4,900    SH       SOLE                     4,900   0     0


MONSANTO COMPANY               COM           61166W101    2,575       31,500    SH       SOLE                    31,500   0     0


NORFOLK SOUTHERN CORPORATION   COM           655844108    1,295       24,700    SH       SOLE                    24,700   0     0


PEPSICO INC                    COM           713448108    1,769       29,100    SH       SOLE                    29,100   0     0


QUALCOMM INC                   COM           747525103    3,627       78,400    SH       SOLE                    78,400   0     0


TARGET CORPORATION             COM           87612E106    2,346       48,500    SH       SOLE                    48,500   0     0


WELLS FARGO & CO               COM           949746101      451       16,700    SH       SOLE                    16,700   0     0

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